Fair Value Measurement - Changes in Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value of Level 3 instruments
Balance at the beginning of the period	$ 1,428	$ 2,780
Purchases	(5,208)	648
Settlements	(171)	(960)
Transfers to Level 2	2,363	(1,367)
Changes in fair value	(1,383)	327
Balance at the end of the period	$ (2,971)	$ 1,428